CONSOLIDATED FINANCIAL STATEMENTS - Joint ventures (Details) T in Thousands, R$ in Thousands, $ in Millions		12 Months Ended
	Jun. 30, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Jun. 30, 2017 USD ($) T	Jun. 30, 2017 BRL (R$) T
Joint ventures
Net income (loss)		R$ (338,667)	R$ (2,885,929)	R$ (4,595,986)
Total comprehensive income		(298,366)	(7,773,542)	R$ 1,094,348
Joint ventures
Joint ventures
Net income (loss)		(91,553)	(126,723)
Total comprehensive income		R$ (91,553)	R$ (126,723)
Bradley Steel Processors
Joint ventures
Equity interest in joint venture		50.00%	50.00%	50.00%
MRM Guide Rail
Joint ventures
Equity interest in joint venture		50.00%	50.00%	50.00%
Gerdau Corsa S.A.P.I de C.V.
Joint ventures
Equity interest in joint venture		50.00%	50.00%	50.00%
Gerdau Metaldom Corp.
Joint ventures
Equity interest in joint venture		45.00%	45.00%	45.00%
Gerdau Summit Aos Fundidos e Forjados S.A.
Joint ventures
Equity interest in joint venture		58.73%
Diaco S.A.
Joint ventures
Equity interest in joint venture	50.00%	49.87%
Economic value of transaction					$ 165	R$ 546,000
Decrease in indebtedness	R$ (226,000)
Decrease in working capital	R$ (175,000)
Diaco S.A. | Steel
Joint ventures
Production capacity (in tons) | T					674	674